Annual Fund Operating Expenses - 21Shares 2x Long HYPE ETF	Apr. 15, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 15, 2027	[1]
21Shares 2x Long HYPE ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2],[3]
Acquired Fund Fees and Expenses	0.00%	[1]
Expenses (as a percentage of Assets)	1.89%	[1]

[1]	3.Estimated for the Fund’s initial fiscal year.
[2]	Estimated for the current fiscal year. “Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment returns of the swap contracts) and represent an indirect cost of investing in the Fund.
[3]	Teucrium Investment Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of 1.89% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through April 15, 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.